Revenues (Details) - Schedule of Deferred Revenue - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022
Schedule of Deferred Revenue [Abstract]
Deferred revenue	[1]	$ 80,310	$ 75,434

[1]	Includes $28.5 million and $25.2 million under long-term deferred revenue in the Company's consolidated balance sheets as of September 30, 2023 and December 31, 2022, respectively.